Long-Term Loan Receivable	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
LONG-TERM LOAN RECEIVABLE
12.	LONG-TERM LOAN RECEIVABLE

Long-term loan receivable represents loans to the managing director of a subsidiary with a fixed interest rate of 8% per annum and loan periods of 36 months, repayable by March 30, 2024 to March 30, 2025. The loan receivables principal and interest are expected to be repaid on the loan maturity date.